Financial Instruments - Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 612,439	¥ 575,431
Weighted average loss rate (%)	1.30%	1.30%
Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 620,815	¥ 582,787
Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(8,376)	(7,356)	¥ (9,390)
Current
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 524,901	¥ 497,576
Weighted average loss rate (%)	0.50%	0.40%
Current | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 527,383	¥ 499,795
Current | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(2,482)	(2,219)
Within 30 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 34,853	¥ 23,610
Weighted average loss rate (%)	0.30%	0.30%
Within 30 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 34,960	¥ 23,676
Within 30 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(107)	(66)
Over 30 days but within 60 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 12,502	¥ 14,933
Weighted average loss rate (%)	1.10%	0.40%
Over 30 days but within 60 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 12,645	¥ 14,999
Over 30 days but within 60 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(143)	(66)
Over 60 days but within 90 days
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 3,857	¥ 8,942
Weighted average loss rate (%)	2.50%	0.40%
Over 60 days but within 90 days | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 3,956	¥ 8,975
Over 60 days but within 90 days | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(99)	(33)
Over 90 days but within one year
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 21,042	¥ 19,218
Weighted average loss rate (%)	2.10%	3.50%
Over 90 days but within one year | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 21,492	¥ 19,912
Over 90 days but within one year | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	(450)	(694)
Over one year
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 15,284	¥ 11,152
Weighted average loss rate (%)	25.00%	27.70%
Over one year | Acquisition cost
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ 20,379	¥ 15,430
Over one year | Accumulated impairment losses
Disclosure of maturity analysis of assets [Line Items]
Trade receivables	¥ (5,095)	¥ (4,278)